United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06730

                   AllianceBernstein Premier Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Premier Growth Fund



Large-Cap Growth

Semi-Annual Report--January 31, 2004


Investment Products Offered

  Are Not FDIC Insured
  May Lose Value
  Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


March 15, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Premier Growth Fund (the "Fund") for the semi-annual reporting period ended January 31, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominately in the securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results

The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index for the six- and 12-month periods ended January 31, 2004. For comparison, we have also provided the returns for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad stock market.


INVESTMENT RESULTS*
Periods Ended January 31, 2004
                                                   Returns
                                         6 Months           12 Months
AllianceBernstein
Premier Growth Fund
  Class A                                 10.33%              28.96%
  Class B                                  9.88%              27.90%
  Class C                                  9.93%              28.01%

Russell 1000 Growth Index                 14.23%              35.69%

S&P 500 Stock Index                       15.22%              34.55%


* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results.

The unmanaged Russell 1000 Growth Index, the unmanaged Russell 1000 Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in an index, and its results are not indicative of


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 1


any specific investment, including AllianceBernstein Premier Growth Fund.

Additional investment results appear on pages 4-6.

For the six- and 12-month periods ended January 31, 2004, the Fund underperformed its benchmark, the Russell 1000 Growth Index. This was due to adverse stock selection in the consumer discretionary sector and underweighting in the technology sector. Thus far, the market's upsurge has been led by small-cap, low-quality, high-beta stocks--companies that the Fund generally avoids under the parameters of our longstanding investment philosophy. Stocks ranked C in the S&P quality rankings returned 90.0% during 2003, while the top quality A-ranked companies returned 27.4%.

Market Review and Investment Strategy

Unfortunately, economic news is not all positive. Robust gains in productivity have allowed for solid gross domestic product (GDP) growth and exceptional growth in corporate profitability without employment gains. The White House raised its projection for the federal budget deficit to over $500 billion, citing greater than expected costs for the Medicare drug benefit. Stubbornly high oil prices and price increases in some other key commodities suggest that inflation and interest rates may be headed up.

However, the equity markets have been strong during the past 12-month period ended January 31, 2004, with the S&P 500 Stock Index up 34.55%. Corporate earnings reports have been generally positive, with about 65% of companies exceeding the street's expectations for the fourth quarter of 2003. The U.S. trade deficit is narrowing more quickly than expected as the falling dollar makes U.S. exports more attractive and imports more expensive. Inflation continues to be benign with the Core Consumer Price Index (CPI) up only 1.1% in 2003. Fourth quarter 2003 GDP, while short of consensus expectations of 5.0%, gained a solid 4.1%. The consumer continues to be an important part of the economic recovery. Strong December new housing starts raised the annualized expectation to 2.09 million new units, the highest in 20 years.

The Fund's investment strategy during the 12-month period ended January 31, 2004, as it has been since the Fund's inception, was to invest in companies with superior sustainable earnings growth and reasonable valuations.


2 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


PORTFOLIO SUMMARY
January 31, 2004 (unaudited)

Portfolio Summary

INCEPTION DATES
Class A Shares
9/28/92
Class B Shares
9/28/92
Class C Shares
5/3/93



PORTFOLIO STATISTICS
Net Assets ($mil): $5,981.9



SECTOR BREAKDOWN

    37.0%  Technology
    19.5%  Finance
    18.1%  Consumer Services
    18.1%  Health Care
     3.8%  Consumer Staples
     3.2%  Capital Goods

    0.3%  Short-Term

[PIE CHART OMITTED]


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 3


INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                      Without Sales Charge         With Sales Charge
         1 Year               28.96%                   23.49%
         5 Years              -9.52%                  -10.30%
         10 Years              8.02%                    7.55%

CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                        17.49%
         5 Years                                       -8.98%
         10 Years                                       7.83%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class A shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


4 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                      Without Sales Charge         With Sales Charge
         1 Year               27.90%                   23.90%
         5 Years             -10.19%                  -10.19%
         10 Years(a)           7.45%                    7.45%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                        17.76%
         5 Years                                       -8.86%
         10 Years(a)                                    7.73%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the fund's prospectus.


(a) Assumes conversion of Class B shares into Class A shares after eight years.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 5


INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                      Without Sales Charge         With Sales Charge
         1 Year               28.01%                   27.01%
         5 Years             -10.17%                  -10.17%
         10 Years              7.30%                    7.30%

CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                        20.88%
         5 Years                                       -8.84%
         10 Years                                       7.59%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the fund's prospectus.


6 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)


                                                                     Percent of
Company                                       Value                  Net Assets
-------------------------------------------------------------------------------
Microsoft Corp.                          $  327,117,472                 5.5%
Intel Corp.                                 259,175,880                 4.3
UnitedHealth Group, Inc.                    244,189,680                 4.1
American International Group, Inc.          238,609,365                 4.0
Lowe's Cos., Inc.                           236,482,155                 4.0
Dell, Inc.                                  235,796,150                 3.9
Citigroup, Inc.                             206,761,334                 3.5
Cisco Systems, Inc.                         204,771,296                 3.4
Viacom, Inc. Cl.B                           203,224,235                 3.4
eBay, Inc.                                  197,058,145                 3.3
                                         $2,353,185,712                39.4%


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 7


PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)

Company                                        Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS-99.4%

Technology-36.8%

Communication Equipment-6.4%
Cisco Systems, Inc.(a)                        7,986,400   $  204,771,296
Juniper Networks, Inc.(a)                     2,401,700       69,385,113
Nokia Corp. (ADR) (Finland)                   5,457,900      112,760,214
                                                             ------------
                                                             386,916,623

Computer Hardware/Storage-4.7%
Dell, Inc.(a)                                 7,045,000      235,796,150
EMC Corp.(a)                                  3,133,400       43,992,936
                                                             ------------
                                                             279,789,086

Computer Software-10.8%
Electronic Arts, Inc.(a)                      3,296,700      154,483,362
Intuit, Inc.(a)                               1,771,000       89,293,820
Microsoft Corp.                              11,830,650      327,117,472
VERITAS Software Corp.(a)                     2,324,900       76,396,214
                                                             ------------
                                                             647,290,868

Internet Infrastructure-3.3%
eBay, Inc.(a)                                 2,939,850      197,058,145

Internet Media-2.2%
Yahoo!, Inc.(a)                               2,815,550      131,908,518

Semi-Conductor Capital Equipment-0.7%
Applied Materials, Inc.(a)                    1,858,300       40,436,608

Semi-Conductor Components-8.7%
Broadcom Corp. Cl.A(a)                        2,226,200       90,361,458
Intel Corp.                                   8,469,800      259,175,880
Maxim Integrated Products, Inc.               1,864,300       95,358,945
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR) (Taiwan)                         5,759,450       64,390,651
Texas Instruments, Inc.                         360,600       11,304,810
                                                             ------------
                                                             520,591,744
                                                             ------------
                                                           2,203,991,592

Finance-19.5%

Banking - Money Center-0.6%
J. P. Morgan Chase & Co.                        921,600       35,841,024

Brokerage & Money Management-4.8%
Franklin Resources, Inc.                        140,700        8,128,239
Lehman Brothers Holdings, Inc.                  760,600       62,445,260
Merrill Lynch & Co., Inc.                     1,851,300      108,837,927
Morgan Stanley                                1,833,500      106,728,035
                                                             ------------
                                                             286,139,461


8 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


Company                                        Shares             Value
-------------------------------------------------------------------------------

Insurance-6.5%
American International Group, Inc.            3,435,700   $  238,609,365
The Progressive Corp.                         1,822,961      150,667,727
                                                             ------------
                                                             389,277,092

Mortgage Banking-1.3%
Federal National Mortgage Association           971,600       74,910,360

Miscellaneous-6.3%
Citigroup, Inc.                               4,178,685      206,761,334
MBNA Corp.                                    6,370,520      171,749,219
                                                             ------------
                                                             378,510,553
                                                             ------------
                                                           1,164,678,490

Consumer Services-18.1%

Broadcasting & Cable-8.3%
Clear Channel Communications, Inc.            1,598,800       71,930,012
Comcast Corp. Cl.A(a)                         4,581,000      150,943,950
The E.W. Scripps Co. Cl.A                       402,550       38,286,531
Univision Communications, Inc. Cl.A(a)          823,300       29,120,121
Viacom, Inc. Cl.B                             5,042,785      203,224,235
                                                             ------------
                                                             493,504,849

Printing & Publishing-0.2%
Gannett Co., Inc.                               145,870       12,502,518

Retail - General Merchandise-9.6%
Bed Bath & Beyond, Inc.(a)                    2,545,600      103,376,816
Family Dollar Stores, Inc.                      213,700        7,402,568
Lowe's Cos., Inc.                             4,416,100      236,482,155
Target Corp.                                  1,597,100       60,625,916
Wal-Mart Stores, Inc.                         3,085,500      166,154,175
                                                             ------------
                                                             574,041,630
                                                             ------------
                                                           1,080,048,997

Health Care-18.0%

Biotechnology-3.4%
Amgen, Inc.(a)                                2,716,300      175,174,187
Gilead Sciences, Inc.(a)                        524,500       28,779,315
                                                             ------------
                                                             203,953,502

Drugs-5.4%
Forest Laboratories, Inc.(a)                    521,600       38,853,984
Pfizer, Inc.                                  4,907,800      179,772,714
Teva Pharmaceutical Industries, Ltd.
  (ADR) (Israel)                              1,698,000      106,277,820
                                                             ------------
                                                             324,904,518


AllianceBernstein Premier Growth Fund o 9


                                                Shares or
                                                Principal
                                                 Amount
Company                                           (000)         Value
-------------------------------------------------------------------------------

Medical Products-4.3%
Alcon, Inc. (Switzerland)                       805,400    $  51,553,654
Medtronic, Inc.                               2,486,300      122,375,686
St. Jude Medical, Inc.(a)                       560,900       40,300,665
Stryker Corp.                                   158,600       14,074,164
Zimmer Holdings, Inc.(a)                        399,300       30,546,450
                                                             ------------
                                                             258,850,619

Medical Services-4.9%
UnitedHealth Group, Inc.                      4,011,000      244,189,680
WellPoint Health Networks, Inc.(a)              428,800       45,024,000
                                                             ------------
                                                             289,213,680
                                                             ------------
                                                           1,076,922,319

Consumer Staples-3.8%

Beverages-0.7%
Anheuser-Busch Cos., Inc.                       813,100       41,240,432

Cosmetics-1.2%
Avon Products, Inc.                           1,098,700       69,569,684

Household Products-1.0%
The Procter & Gamble Co.                        606,450       61,299,966

Retail - Food & Drug-0.9%
Walgreen Co.                                  1,540,200       53,213,910
                                                             ------------
                                                             225,323,992

Capital Goods-3.2%

Miscellaneous-3.2%
General Electric Co.                          5,520,600      185,657,778
United Technologies Corp.                        80,400        7,681,416
                                                             ------------
                                                             193,339,194

Total Common Stocks
  (cost $4,596,415,854)                                    5,944,304,584

SHORT-TERM INVESTMENT-0.3%

Time Deposit-0.3%
State Street Euro Dollar
  0.50%, 2/02/04
  (cost $19,900,000)                            $19,900       19,900,000

Total Investment Before Security Lending
Collateral-99.7%
  (cost $4,616,315,854)                                    5,964,204,584

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED*-1.0%

Short-Term Investment-1.0%
UBS Private Money Market Fund, LLC, 1.02%
  (cost $61,715,100)                         61,715,100       61,715,100


10 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


                                                                Value
-------------------------------------------------------------------------------
Total Investments-100.7%
  (cost $4,678,030,954)                                   $6,025,919,684
Other assets less liabilities-(0.7)%                        (44,052,496)
                                                             ------------
Net Assets-100%                                           $5,981,867,188


*   See Note E for securities lending information.

(a) Non-income producing security.

    Glossary:
    ADR-American Depositary Receipt.

    See notes to financial statements.


AllianceBernstein Premier Growth Fund o 11


STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)

Assets
Investments in securities, at value
(cost $4,678,030,954--including investment of
cash collateral for securities loaned of $61,715,100)          $6,025,919,684(a)
Receivable for investment securities sold                         110,274,710
Dividends and interest receivable                                   2,570,658
Receivable for capital stock sold                                   2,019,716
Total assets                                                    6,140,784,768

Liabilities
Payable for collateral on securities loaned                        61,715,100
Payable for investment securities purchased                        74,251,906
Payable for capital stock redeemed                                 12,256,411
Advisory fee payable                                                3,619,352
Distribution fee payable                                            1,179,590
Accrued expenses and other liabilities                              5,895,221
Total liabilities                                                 158,917,580
Net Assets                                                     $5,981,867,188

Composition of Net Assets
Capital stock, at par                                                $365,152
Additional paid-in capital                                     14,023,694,446
Accumulated net investment loss                                   (41,585,534)
Accumulated net realized loss on investment transactions       (9,348,495,606)
Net unrealized appreciation of investments                      1,347,888,730
                                                               $5,981,867,188

Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
  ($1,715,207,962 / 99,795,641 shares of capital stock
  issued and outstanding)                                              $17.19
Sales charge--4.25% of public offering price                              .76
Maximum offering price                                                 $17.95

Class B Shares
Net asset value and offering price per share
  ($2,485,514,244 / 158,478,688 shares of capital stock
  issued and outstanding)                                              $15.68

Class C Shares
Net asset value and offering price per share
  ($857,324,403 / 54,535,269 shares of capital stock
  issued and outstanding)                                              $15.72

Class R Shares
Net asset value and offering price per share
  ($10,353 / 602.773 shares of capital stock
  issued and outstanding)                                              $17.18

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($923,810,226 / 52,342,015 shares of capital stock
  issued and outstanding)                                              $17.65


(a) Includes securities on loan with a value of $60,560,914 (see Note E). See notes to financial statements.


12 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
  of $120,484)                              $22,674,985
Interest                                         79,649           $22,754,634

Expenses
Advisory fee                                 30,565,743
Distribution fee--Class A                     2,638,436
Distribution fee--Class B                    13,123,778
Distribution fee--Class C                     4,600,672
Distribution fee--Class R                            12
Transfer agency                              13,621,914
Printing                                      1,695,218
Custodian                                       264,111
Administrative                                   74,000
Audit and legal                                  56,001
Registration fees                                53,507
Directors' fees and expenses                      8,951
Miscellaneous                                    73,907
Total expenses                               66,776,250
Less: expense waived by the Adviser and
  the Transfer Agent (see Note B)            (2,434,490)
Less: expense offset arrangement
  (see Note B)                                   (1,592)
Net expenses                                                       64,340,168
Net investment loss                                               (41,585,534)

Realized and Unrealized Gain on
Investment Transactions
Net realized gain on investment
  transactions                                                    208,871,119
Net change in unrealized
  appreciation/depreciation
  of investments                                                  419,131,863
Net gain on investment transactions                               628,002,982

Net Increase in Net Assets from
Operations                                                       $586,417,448


See notes to financial statements.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 13


STATEMENT OF CHANGES IN NET ASSETS

                                  Six Months          December 1,
                                     Ended              2002 to       Year Ended
                                January 31, 2004       July 31,       November 30,
                                 (unaudited)             2003*            2002
----------------------------------------------------------------------------------

Increase (Decrease) in
Net Assets from Operations
Net investment loss            $  (41,585,534)  $  (60,479,813)   $  (140,105,308)
Net realized gain (loss) on
  investment transactions         208,871,119     (787,390,546)    (2,391,356,164)
Net change in unrealized
  appreciation/depreciation
  of investments                  419,131,863      943,573,844       (346,707,652)
Net increase (decrease) in
  net assets from operations      586,417,448       95,703,485     (2,878,169,124)

Capital Stock Transactions
Net decrease                     (768,314,745)    (818,339,806)    (2,250,580,831)
Total decrease                   (181,897,297)    (722,636,321)    (5,128,749,955)

Net Assets
Beginning of period             6,163,764,485    6,886,400,806      12,015,150,761
End of period                  $5,981,867,188   $6,163,764,485    $  6,886,400,806


*  The Fund changed its fiscal year end from November 30 to July 31.

   See notes to financial statements.


14 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 15


Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of div-


16 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


idends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from November 30 to July 31. Accordingly, the statement of changes in net assets and financial highlights include the period from December 1, 2002 to July 31, 2003.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee equal to the annualized rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion of the Fund's average


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 17


daily net assets, .90% of the next $2.5 billion of the Fund's average daily net assets, and .85% of the Fund's average daily net assets over $10 billion. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion, and .60% in excess of $5 billion, of the average daily net assets of the Fund. For the six months ended January 31, 2004, such waiver amounted to $1,637,698. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $74,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $7,222,525 for the six months ended January 31, 2004. In addition, AGIS agreed to waive a portion of its fees for the six months ended January 31, 2004. Such waiver amounted to $796,792.

For the six months ended January 31, 2004 the Fund's expenses were reduced by $1,592 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $26,438 from the sale of Class A shares and received $74,235, $1,702,849 and $9,311 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004 amounted to $5,891,240, of which $101,660 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the average daily net assets attributable to Class A and Class R shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for


18 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $215,489,080 and $16,306,013 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2004, were as follows:

                                             Purchases                Sales
                                          ----------------      ----------------
Investment securities (excluding
U.S. government securities)               $1,665,227,791        $2,368,829,090
U.S. government securities                    28,466,669           136,688,746

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                   $1,359,381,070
Gross unrealized depreciation                                      (11,492,340)
Net unrealized appreciation                                     $1,347,888,730

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2004, the Fund had loaned securities with a value of $60,560,914 and received cash collateral which was invested in a money market fund valued at $61,715,100 as


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 19


included in the accompanying portfolio of investments. For the period ended January 31, 2004, the Fund earned fee income of $18,029 which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 15,000,000,000 shares of $0.001 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                 Shares
-------------------------------------------------------------------------------
                          Six Months Ended     December 1,         Year Ended
                          January 31, 2004   2002 to July 31,      November 30,
                            (unaudited)         2003(a)                2002
-------------------------------------------------------------------------------
Class A
Shares sold                 13,332,503         279,090,125         554,408,235
Shares converted
  from Class B               4,593,076           3,770,556             268,752
Shares redeemed            (30,942,692)       (309,282,067)       (591,113,232)
Net decrease               (13,017,113)        (26,421,386)        (36,436,245)

Class B
Shares sold                  3,730,498           8,481,916          19,685,912
Shares converted
  to Class A                (5,026,474)         (4,108,744)           (291,794)
Shares redeemed            (27,381,722)        (39,262,247)       (104,851,895)
Net decrease               (28,677,698)        (34,889,075)        (85,457,777)

Class C
Shares sold                  1,990,998           7,726,444          18,632,268
Shares redeemed            (13,404,882)        (22,077,962)        (53,886,000)
Net decrease               (11,413,884)        (14,351,518)        (35,253,732)

Advisor Class
Shares sold                  6,639,880          14,418,320          20,922,564
Shares redeemed             (3,959,916)         (3,046,492)         (7,353,669)
Net increase                 2,679,964          11,371,828          13,568,895

                             November 3,
                             2003(b) to
                          January 31, 2004
                            (unaudited)
-------------------------------------------------------------------------------
Class R
Shares sold                        603
Net increase                       603


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Commencement of distributions.


20 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


                                                Amount
-------------------------------------------------------------------------------
                          Six Months Ended     December 1,         Year Ended
                          January 31, 2004   2002 to July 31,      November 30,
                            (unaudited)         2003(a)                2002
-------------------------------------------------------------------------------
Class A
Shares sold                $212,096,640      $3,948,413,879      $8,817,682,822
Shares converted
  from Class B               75,308,331          54,144,465           4,050,046
Shares redeemed            (500,781,619)     (4,357,150,751)     (9,454,945,989)
Net decrease              $(213,376,648)      $(354,592,407)      $(633,213,121)

Class B
Shares sold                 $55,420,742        $111,928,336        $318,892,928
Shares converted
  to Class A                (75,308,331)        (54,144,465)         (4,050,046)
Shares redeemed            (408,804,380)       (510,011,038)     (1,629,288,066)
Net decrease              $(428,691,969)      $(452,227,167)    $(1,314,445,184)

Class C
Shares sold                 $29,357,503        $101,212,937        $297,238,453
Shares redeemed            (200,648,513)       (288,062,317)       (845,803,447)
Net decrease              $(171,291,010)      $(186,849,380)      $(548,564,994)

Advisor Class
Shares sold                $111,520,663        $219,711,065        $375,797,377
Shares redeemed             (66,485,781)        (44,381,917)       (130,154,909)
Net increase                $45,034,882        $175,329,148        $245,642,468

                             November 3,
                             2003(b) to
                          January 31, 2004
                            (unaudited)
-------------------------------------------------------------------------------
Class R
Shares sold                    $10,000
Net increase                   $10,000


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Commencement of distributions.


NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2004.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 21


NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2004 will be determined at the end of the current fiscal year. As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                    $ (9,377,783,084)(a)
Unrealized appreciation/(depreciation)                       749,173,229(b)
Total accumulated earnings/(deficit)                    $ (8,628,609,855)


(a) On July 31, 2003, the Fund had a net capital loss carryforward of $9,377,783,084, of which $6,203,223,867 expires in the year 2009,
$2,082,402,414 expires in the year 2010 and $1,092,156,803 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Legal Proceedings

On September 12, 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in federal district court in the Southern District of New York against Alliance Capital Management L.P. ("Alliance Capital"), Alfred Harrison and the Fund, alleging violation of the 1940 Act. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to the Fund by causing the Fund to invest in the securities of Enron Corp. ("Enron") and that the agreements between the Fund and Alliance Capital violated the 1940 Act because all of the directors of the Fund should be deemed interested under the 1940 Act. Plaintiff seeks damages equal to the Fund's losses as a result of the Fund's investment in shares of Enron and a recovery of all fees paid to Alliance Capital beginning November 1, 2000. On March 24, 2003, the court granted Alliance Capital's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey. The Fund is no longer named as a defendant in this case. On January 23, 2004, defendants moved to dismiss the complaint. Alliance Capital believes that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations.

On December 13, 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in federal district court in the Southern District of New York against Alliance Capital, the Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act, because the Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of the Fund in relation


22 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


to its investments, including its investments in Enron securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance Capital's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. On January 23, 2004, defendants moved to dismiss the complaint. Alliance Capital, the Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations.

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital, the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

  (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

  (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

  (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 23


In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


24 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Class A
                                  Six Months   December 1,
                                       Ended         2002
                                  January 31,          to,                      Year Ended November 30,
                                        2004      July 31   -------------------------------------------------------------
                                 (unaudited)      2003(a)      2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period               $15.58        $15.07       $20.24       $29.51       $35.82       $27.50       $22.00

Income From
  Investment
  Operations
Net investment loss(b)                (.08)(c)      (.10)        (.19)        (.19)        (.26)        (.28)        (.15)

Net realized and
  unrealized gain (loss)
  on investment
  transactions                        1.69           .61        (4.98)       (6.43)       (3.69)        9.21         7.11
Net increase (decrease)
  in net asset value from
  operations                          1.61           .51        (5.17)       (6.62)       (3.95)        8.93         6.96

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                          -0-           -0-          -0-       (2.38)       (2.36)        (.61)       (1.46)
Distributions in excess
  of net realized gain
  on investment
  transactions                          -0-           -0-          -0-        (.27)          -0-          -0-          -0-
Total distributions                     -0-           -0-          -0-       (2.65)       (2.36)        (.61)       (1.46)
Net asset value,
  end of period                     $17.19        $15.58       $15.07       $20.24       $29.51       $35.82       $27.50

Total Return
Total investment
  return based on
  net asset value(d)                 10.33%         3.38%      (25.54)%     (24.90)%     (11.91)%      33.13%       33.94%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)               $1,715,208    $1,757,243   $2,098,623   $3,556,040   $4,817,131   $4,285,490   $1,418,262
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                    1.71%(e)      1.89%(e)     1.73%        1.53%        1.44%        1.50%        1.59%(f)
  Expenses,
    before waivers/
    reimbursements                    1.77%(e)      1.89%(e)     1.73%        1.53%        1.44%        1.50%        1.59%(f)
  Net investment loss                 (.96)%(c)(e) (1.08)%(e)   (1.09)%       (.83)%       (.71)%       (.85)%       (.59)%
Portfolio turnover rate                 28%           60%          93%         135%         125%          75%          82%

See footnote summary on page 30.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 25


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Class B
                                  Six Months   December 1,
                                       Ended         2002
                                  January 31,          to,                      Year Ended November 30,
                                        2004      July 31   -------------------------------------------------------------
                                 (unaudited)      2003(a)      2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period               $14.27        $13.88       $18.78       $27.76       $34.05       $26.33       $21.26

Income From
  Investment
  Operations
Net investment loss(b)                (.13)(c)      (.16)        (.29)        (.35)        (.48)        (.48)        (.30)
Net realized and
  unrealized gain (loss)
  on investment
  transactions                        1.54           .55        (4.61)       (5.98)       (3.45)        8.81         6.83
Net increase (decrease)
  in net asset value from
  operations                          1.41          .39        (4.90)       (6.33)       (3.93)        8.33          6.53

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                          -0-          -0-          -0-       (2.38)       (2.36)        (.61)        (1.46)
Distributions in excess
  of net realized gain
  on investment
  transactions                          -0-           -0-          -0-        (.27)          -0-          -0-          -0-
Total distributions                     -0-           -0-          -0-       (2.65)       (2.36)        (.61)       (1.46)
Net asset value,
  end of period                     $15.68        $14.27       $13.88       $18.78       $27.76       $34.05       $26.33
Total Return
Total investment
  return based on
  net asset value(d)                  9.88%         2.81%      (26.09)%     (25.48)%     (12.51)%      32.30%       33.04%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)               $2,485,514    $2,670,330   $3,080,955   $5,774,836   $8,797,132   $8,161,471   $2,799,288
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                    2.47%(e)      2.65%(e)     2.47%        2.25%        2.13%        2.18%        2.28%(f)
  Expenses,
    before waivers/
    reimbursements                    2.52%(e)      2.65%(e)     2.47%        2.25%        2.13%        2.18%        2.28%(f)
  Net investment loss                (1.72)%(c)(e) (1.84)%(e)   (1.84)%      (1.59)%      (1.40)%      (1.53)%       1.27)%
Portfolio turnover rate                 28%           60%          93%         135%         125%          75%          82%



See footnote summary on page 30.


26 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                          Class C
                                  Six Months   December 1,
                                       Ended         2002
                                  January 31,          to,                      Year Ended November 30,
                                        2004      July 31   -------------------------------------------------------------
                                 (unaudited)      2003(a)      2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                 $14.30        $13.90        $18.81      $27.80       $34.09       $26.36       $21.29

Income From
  Investment
  Operations
Net investment loss(b)                (.13)(c)      (.16)         (.29)       (.35)        (.48)        (.49)        (.31)
Net realized and
  unrealized gain (loss)
  on investment
  transactions                        1.55           .56         (4.62)      (5.99)       (3.45)        8.83         6.84
Net increase (decrease)
  in net asset value from
  operations                          1.42           .40         (4.91)      (6.34)       (3.93)        8.34         6.53

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                          -0-           -0-           -0-      (2.38)       (2.36)        (.61)       (1.46)
Distributions in excess
  of net realized gain
  on investment
  transactions                          -0-           -0-           -0-       (.27)          -0-          -0-          -0-
Total distributions                     -0-           -0-           -0-     (2.65)        (2.36)        (.61)       (1.46)
Net asset value,
  end of period                     $15.72        $14.30        $13.90     $18.81        $27.80       $34.09       $26.36

Total Return
Total investment
  return based on
  net asset value(d)                  9.93%         2.88%       (26.10)%   (25.48)%      (12.49)%      32.31%       32.99%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                 $857,325      $943,029    $1,116,314 $2,173,671    $3,361,307   $2,965,440     $862,193
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                    2.43%(e)      2.62%(e)      2.45%      2.26%         2.13%        2.18%        2.28%(f)
  Expenses,
    before waivers/
   reimbursements                     2.48%(e)      2.62%(e)      2.45%      2.26%         2.13%        2.18%        2.28%(f)
   Net investment loss               (1.68)%(c)(e) (1.81)%(e)    (1.81)%    (1.59)%       (1.40)%       (1.53)%     (1.30)%
Portfolio turnover rate                 28%           60%           93%       135%          125%          75%          82%



See footnote summary on page 30.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 27



Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                    Class R
                                                                   November 3,
                                                                    2003(g) to
                                                                    January 31,
                                                                       2004
                                                                   (unaudited)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $16.59

Income From Investment Operations
Net investment loss(b)                                                 (.05)(c)
Net realized and unrealized gain on investment transactions             .64
Net increase (decrease) in net asset value from operations              .59
Net asset value, end of period                                       $17.18

Total Return
Total investment return based  on net asset value(d)                   3.56%

Ratios/Supplemental Data
Net assets, end of period  (000's omitted)                              $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                              1.83%(e)
  Expenses, before waivers/reimbursements                              1.88%(e)
  Net investment loss                                                   (1.21)%(c)(e)
Portfolio turnover rate                                                  28%



See footnote summary on page 30.


28 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                        Advisor Class
                                  Six Months   December 1,
                                       Ended         2002
                                  January 31,          to,                      Year Ended November 30,
                                        2004      July 31   -------------------------------------------------------------
                                 (unaudited)      2003(a)      2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period               $15.97        $15.42        $20.65     $29.99        $36.25       $27.71       $22.10

Income From
  Investment
  Operations
Net investment loss(b)                (.06)(c)      (.08)         (.14)      (.14)         (.14)        (.17)        (.07)
Net realized and
  unrealized gain (loss)
  on investment
  transactions                        1.74           .63         (5.09)     (6.55)        (3.76)        9.32         7.14
Net increase (decrease)
  in net asset value from
  operations                          1.68           .55         (5.23)     (6.69)        (3.90)        9.15         7.07

Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                          -0-           -0-           -0-     (2.38)        (2.36)        (.61)       (1.46)
Distributions in excess
  of net realized gain
  on investment
  transactions                          -0-           -0-           -0-      (.27)           -0-          -0-          -0-
Total distributions                     -0-           -0-           -0-     (2.65)        (2.36)        (.61)       (1.46)
Net asset value,
  end of period                     $17.65        $15.97        $15.42     $20.65        $29.99       $36.25       $27.71

Total Return
Total investment
  return based on
  net asset value(d)                 10.52%         3.57%       (25.33)%   (24.72)%      (11.61)%      33.68%       34.31%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                 $923,810      $793,162      $590,508   $510,603      $523,315     $466,690     $271,661
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                    1.41%(e)      1.60%(e)      1.45%      1.25%         1.11%        1.16%        1.26%(f)
  Expenses,
    before waivers/
    reimbursements                    1.46%(e)      1.60%(e)      1.45%      1.25%         1.11%        1.16%        1.26%(f)
  Net investment loss                 (.66)%(c)(e)  (.78)%(e)     (.79)%     (.59)%        (.38)%       (.51)%       (.28)%
Portfolio turnover rate                 28%           60%           93%       135%          125%          75%          82%

See footnote summary on page 30.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 29


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived by the Adviser and the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Ratio reflects expenses grossed up for the expense offset arrangement with the Transfer Agent. For the year ended November 30, 1998, the ratios of expenses to average net assets were 1.58% for Class A shares, 2.27% for Class B shares, 2.27% for Class C shares and 1.25% for Advisor Class shares, respectively.

(g)  Commencement of distributions.


30 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS
Thomas J. Bardong, Vice President
Thomas Kamp(2), Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

(2) Mr. Kamp is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 31


ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Series

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Global Research Growth Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

** Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


32 o ALLIANCEBERNSTEIN PREMIER GROWTH FUND


NOTES

ALLIANCEBERNSTEIN PREMIER GROWTH FUND o 33


ALLIANCEBERNSTEIN PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

SM This service mark used under license from the owner, Alliance Capital Management L.P.

APGSR0104



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board of Directors did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Premier Growth Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  March 31, 2004